UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          04/17/04
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $132,372,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      401     9400 SH       SOLE                              		9400
ALCAN ALUMINUM LTD             COM              013716105     2177    48600 SH       SOLE                             	       48600
ALCOA INC COM                  COM              013817101     2647    76304 SH       SOLE                             	       76304
ANADARKO PETROLEUM CORP        COM              032511107     1770    34137 SH       SOLE                            	       34137
ASHLAND INC                    COM              044204105      883    19000 SH       SOLE                             	       19000
BEAR STEARNS COMPANIES INC     COM              073902108     2911    33204 SH       SOLE                             	       33204
BECTON DICKINSON & CO          COM              075887109     4339    89500 SH       SOLE                             	       89500
BIOGEN IDEC INC                COM              09062X103      639    11500 SH       SOLE                           	       11500
CABOT CORP                     COM              127055101      354    10800 SH       SOLE                           	       10800
CENTEX CORP                    COM              152312104     2787    51550 SH       SOLE                             	       51550
CHARTER ONE FINANCIAL INC      COM              160903100     3644   103048 SH       SOLE                            	      103048
CHEVRONTEXACO CORPORATION      COM              166764100     3788    43151 SH       SOLE                             	       43151
CITIGROUP INC                  COM              172967101     5221   100988 SH       SOLE                            	      100988
DEERE & CO                     COM              244199105     4755    68600 SH       SOLE                             	       68600
DIAGEO PLC-SPON ADR            COM              25243Q205     3559    67300 SH       SOLE                             	       67300
DOW CHEMICAL                   COM              260543103     3243    80500 SH       SOLE                             	       80500
DR HORTON INC                  COM              23331A109     2015    56860 SH       SOLE                             	       56860
ENCANA CORP                    COM              292505104     2757    63932 SH       SOLE                                      63932
FANNIE MAE                     COM              313586109      788    10600 SH       SOLE                                      10600
FEDERATED DEPARTMENT STORES    COM              31410H101     1405    26000 SH       SOLE                                      26000
FEDERATED INVESTORS INC        COM              314211103      413    13135 SH       SOLE                                      13135
FLEETBOSTON FIN CORP           COM              339030108      629    14000 SH       SOLE                                      14000
FRANKLIN RESOURCES INC         COM              354613101     2650    47600 SH       SOLE                                      47600
FREDDIE MAC                    COM              313400301     1187    20100 SH       SOLE                                      20100
GENERAL DYNAMICS               COM              369550108      774     8664 SH       SOLE                                       8664
GUIDANT CORP                   COM              401698105      855    13500 SH       SOLE                                      13500
H&R BLOCK INC                  COM              093671105     4358    85400 SH       SOLE                                      85400
HCA INC                        COM              404119109     3936    96900 SH       SOLE                                      96900
HEALTH NET INC                 COM              42222G108     2401    96300 SH       SOLE                                      96300
HOME DEPOT INC                 COM              437076102      598    16000 SH       SOLE                                      16000
IBM CORPORATION                COM              459200101     1955    21291 SH       SOLE                                      21291
IDT CORP                       COM              448947309     1624    80600 SH       SOLE                                      80600
INTERNATIONAL PAPER CO         COM              460146103      482    11400 SH       SOLE                                      11400
J.P. MORGAN CHASE & CO         COM              46625H100     4535   108100 SH       SOLE                                     108100
KIMBERLY-CLARK CORP            COM              494368103     2026    32100 SH       SOLE                                      32100
LABORATORY CORP OF AMERICA HLD COM              50540R409      220     5600 SH       SOLE                                       5600
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1492    18000 SH       SOLE                                      18000
LIMITED BRANDS                 COM              532716107     2732   136600 SH       SOLE                                     136600
LINCOLN NATIONAL CORP          COM              534187109     1150    24300 SH       SOLE                                      24300
MARSH & MCLENNAN COS INC       COM              571748102      372     8040 SH       SOLE                                       8040
MBNA CORP                      COM              55262L100     2266    82000 SH       SOLE                                      82000
MEDIMMUNE INC                  COM              584699102     1740    75400 SH       SOLE                                      75400
MONSANTO CO                    COM              61166W101     4785   130500 SH       SOLE                                     130500
MORGAN STANLEY                 COM              617446448     1312    22900 SH       SOLE                                      22900
NACCO INDUSTRIES INC CL A      COM              629579103      231     2800 SH       SOLE                                       2800
NAVISTAR INTL CORP             COM              63934E108     2844    62036 SH       SOLE                                      62036
NORTHROP GRUMMAN CORP          COM              666807102     3366    34200 SH       SOLE                                      34200
OLIN CORP                      COM              680665205     1287    72100 SH       SOLE                                      72100
PMI GROUP INC (THE)            COM              69344M101     3239    86700 SH       SOLE                                      86700
ST PAUL COS                    COM              792860108     2485    62100 SH       SOLE                                      62100
STORAGE TECH CORP              COM              862111200     2794   100400 SH       SOLE                                     100400
TOYS R US INC                  COM              892335100     2115   125900 SH       SOLE                                     125900
TRANSOCEAN INC                 COM              G90078109     1704    61100 SH       SOLE                                      61100
TYCO INTERNATIONAL LTD         COM              902124106     4199   146571 SH       SOLE                                     146571
U.S. BANCORP                   COM              902973304     3761   136032 SH       SOLE                                     136032
UNITED TECHNOLOGIES            COM              913017109      449     5200 SH       SOLE                                       5200
UNITEDHEALTH GROUP INC         COM              91324P102     3261    50600 SH       SOLE                                      50600
VALEANT PHARMACEUTICALS        COM              91911X104      239    10000 SH       SOLE                                      10000
WELLS FARGO & CO               COM              949746101      941    16600 SH       SOLE                                      16600
WEYERHAEUSER CO                COM              962166104     3714    56700 SH       SOLE                                      56700
YUM! BRANDS INC                COM              988498101     1170    30800 SH       SOLE                                      30800